                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number: ______
     This Amendment (Check only one.): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Global Advisers, LLC
Address: 411 Theodore Fremd Ave Suite 206S
         Rye, NY 10580

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Quigley
Title: CEO, Horizon Global Advisers, LLC
Phone: (646) 495-7338

Signature, Place, and Date of Signing:


/s/ Kevin Quigley                            Rye, NY               5-12-11
-------------------------------------   -----------------   --------------------
[Signature]                               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Cheek here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           86
Form 13F Information Table Value Total:     $191,400
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

1     HORIZON ASSET MANAGEMENT

       COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6           COLUMN 7         COLUMN 8
----------------------   -------------- --------- --------- ---------------- ------------------ ----------------- -----------------
                                                     FAIR                        INVESTMENT
                              TITLE                 MARKET                       DISCRETION                       VOTING AUTHORITY
                               OF                   VALUE           SH/ PUT/ ------------------       OTHER       -----------------
    NAME OF ISSUER            CLASS       CUSIP   (X 1,000)  SHARES PRN CALL SOLE  SHARED OTHER      MANAGERS     SOLE  SHARED NONE
----------------------   -------------- --------- --------- ------- --- ---- ---- ------- ----- ----------------- ---- ------- ----
LEUCADIA NATIONAL CORP         COM      527288104  $13,782  367,152 SH            367,152               1              367,152
SEARS HLDGS CORP COM           COM      812350106  $12,040  145,680 SH            145,680               1              145,680
AUTONATION INC COM             COM      05329W102  $11,378  321,708 SH            321,708               1              321,708
JARDEN CORP                    COM      471109108  $10,783  303,168 SH            303,168               1              303,168
BROOKFIELD ASSET MGMT
   INC VTG SHS             CL A VTG SH  112585104  $10,623  327,265 SH            327,265               1              327,265
LAS VEGAS SANDS CORP           COM      517834107  $10,457  247,700 SH            247,700               1              247,700
FOREST CITY ENTERPRISES
   INC CL A                  CLASS A    345550107  $ 7,978  423,735 SH            423,735               1              423,735
LIBERTY MEDIA HLDG CORP
   CAP SER A                COM SER A   53071M302  $ 6,681   90,691 SH             90,691               1               90,691
LOEWS CORP                     COM      540424108  $ 6,249  145,040 SH            145,040               1              145,040
GENERAL GROWTH PPTYS INC
   NEWCOM                      COM      370023103  $ 5,855  378,244 SH            378,244               1              378,244
HOWARD HUGHES CORP COM         COM      44267D107  $ 5,664   80,182 SH             80,182               1               80,182
VIRTUS INVT PARTNERS INC
   COM                         COM      92828Q109  $ 4,844   82,228 SH             82,228               1               82,228
IMPERIAL OIL LTD COM           COM      453038408  $ 4,439   86,928 SH             86,928               1               86,928
ICAHN ENTERPRISES LPDEP
   UNIT                     DEP UNIT    451100101  $ 3,739   93,583 SH             93,583               1               93,583
WYNN RESORTS LTD               COM      983134107  $ 3,504   27,560 SH             27,560               1               27,560
CENOVUS ENERGY INC COM         COM      15135U109  $ 3,280   83,295 SH             83,295               1               83,295
CANADIAN NAT RES LTD           COM      136385101  $ 3,136   63,448 SH             63,448               1               63,448
GRUPO TELEVISA SA DE
   CV SP ADR REP ORD           ADR      40049J206  $ 3,122  127,275 SH            127,275               1              127,275
CNOOC LTD SPONSORED
   ADR ISIN                    ADR      126132109  $ 3,118   12,326 SH             12,326               1               12,326
MASTERCARD INC CL A COM      CLASS A    57636Q104  $ 2,953   11,735 SH             11,735               1               11,735
BERKSHIRE HATHAWAY
   INC DEL                   CLASS A    084670108  $ 2,756       22 SH                 22               1                   22
GREENLIGHT CAPITAL
   RE LTD CLASS A            CLASS A    G4095J109  $ 2,594   91,971 SH             91,971               1               91,971
VORNADO RLTY TR SBI        SH BEN INT   929042109  $ 2,506   28,644 SH             28,644               1               28,644
NASDAQ OMX GROUP INCCOM        COM      631103108  $ 2,496   96,622 SH             96,622               1               96,622
CME GROUP INC COM              COM      12572Q105  $ 2,390    7,928 SH              7,928               1                7,928
LIBERTY MEDIA CORP NEW
   LIB STAR COM A        LIB STAR COM A 53071M708  $ 2,211   28,500 SH             28,500               1               28,500
ICICI BK LTD ADR
   ISIN#US45104G1040           ADR      45104G104  $ 2,178   43,717 SH             43,717               1               43,717
DREAMWORKS ANIMATION
   SKG INCCL A               CLASS A    26153C103  $ 2,174   77,871 SH             77,871               1               77,871
US GOLD CORPORATION COM
   PAR $0.10                   COM      912023207  $ 2,020  228,851 SH            228,851               1              228,851
CARNIVAL CORP PAIREDCTF
   1 COM CARNIVAL CORP      PAIREDCTF   143658300  $ 2,007   52,325 SH             52,325               1               52,325
AUTOZONE INC                   COM      053332102  $ 1,820    6,654 SH              6,654               1                6,654
SPDR INDEX SHS FDS S&P
   CHINA ETF                   ETF      78463X400  $ 1,785   22,225 SH             22,225               1               22,225
ASCENT MEDIA CORP COM
   SER A                    COM SER A   043632108  $ 1,462   29,946 SH             29,946               1               29,946
CB RICHARD ELLIS GROUP
   INC CL A                  CLASS A    12497T101  $ 1,331   49,851 SH             49,851               1               49,851
SUNCOR ENERGY INC NEW
   COM ISIN                    COM      867224107  $ 1,228   27,400 SH             27,400               1               27,400
EATON VANCE SR FLTNG
   RTE TR                      COM      27828Q105  $ 1,148   69,826 SH             69,826               1               69,826
SILVER WHEATON CORP
   COM ISIN                    COM      828336107  $ 1,141   26,333 SH             26,333               1               26,333
ING PRIME RATE TR SH
   BEN INT                 SH BEN INT   44977W106  $ 1,134  188,470 SH            188,470               1              188,470
INVESCO VAN KAMPEN
   SENIOR INCOME TRUST         COM      46131H107  $   988  192,626 SH            192,626               1              192,626
EATON VANCE FLTING
   RATE INC                    COM      278279104  $   982   59,580 SH             59,580               1               59,580
PIMCO INCOME STRATEGY
   FUND II                     COM      72201J104  $   953   91,426 SH             91,426               1               91,426
BERKSHIRE HATHAWAY INC
   DEL CL B NEW              CLASS B    084670702  $   911   10,900 SH             10,900               1               10,900
INVESCO VAN KAMPEN
   DYNAMIC CREDIT
   OPPORTUNIT                  COM      46132R104  $   904   68,630 SH             68,630               1               68,630
PIMCO INCOME OPPORTUNITY
   FD                          COM      72202B100  $   878   32,044 SH             32,044               1               32,044
PCM FUND INC                   COM      69323T101  $   872   79,533 SH             79,533               1               79,533
WISDOMTREE TRUST INDIA
   ERNGS FD                    COM      97717W422  $   845   34,100 SH             34,100               1               34,100
EATON VANCE LTD DUR
   INCOME F                    COM      27828H105  $   843   52,754 SH             52,754               1               52,754
FIRST TR/FOUR CRNRS
   SR FLOAT                    COM      33733U108  $   840   56,550 SH             56,550               1               56,550
NUVEEN FLOATING RATE
   INCOME                      COM      67072T108  $   795   64,497 SH             64,497               1               64,497
BLACKROCK FLOAT RATE
   OME STR                     COM      09255X100  $   785   50,380 SH             50,380               1               50,380
BLACKROCK FL RATE OME
   STRA I SHS                  COM      09255Y108  $   695   49,230 SH             49,230               1               49,230
EATON VANCE SR INCOME
   TR SH BEN INT           SH BEN INT   27826S103  $   673   92,538 SH             92,538               1               92,538
ISHARES TR FTSE CHINA
   25 IDX                      IDX      464287184  $   648   14,430 SH             14,430               1               14,430
PIMCO INCOME STRATEGY
   FUND                        COM      72201H108  $   647   54,106 SH             54,106               1               54,106
NUVEEN SR INCOME FD            COM      67067Y104  $   642   84,440 SH             84,440               1               84,440
NUVEEN MULT CURR ST GV
   INCM COM                    COM      67090N109  $   641   45,995 SH             45,995               1               45,995
BOK FINL CORP COM NEW          COM      05561Q201  $   590   11,431 SH             11,431               1               11,431
NYSE EURONEXT COM              COM      629491101  $   583   16,597 SH             16,597               1               16,597
PIONEER FLOATING RATE TR       COM      72369J102  $   578   43,330 SH             43,330               1               43,330
FIRST TR ISE REVERE NAT
   GAS COM                     COM      33734J102  $   513   22,000 SH             22,000               1               22,000
NUVEEN FLTNG RTE INCM
   OPP FDCOM SHS               COM      6706EN100  $   504   41,151 SH             41,151               1               41,151
MARKET VECTORS ETF TR
   GAMING ETF                  ETF      57060U829  $   432   13,429 SH             13,429               1               13,429
BLACKROCK FLOATING RATE
   INCOME                      COM      091941104  $   370   24,820 SH             24,820               1               24,820
GUGGENHEIM CHINA REAL
   ESTATE ETF                  ETF      18383Q861  $   366   18,600 SH             18,600               1               18,600
ALLIANCE WORLD DLR GVT
   FD II                       COM      01879R106  $   278   18,700 SH             18,700               1               18,700
NUVEEN DIV ADV MUNI FD
   3 SH BEN INT            SH BEN INT   67070X101  $   276   20,950 SH             20,950               1               20,950
NUVEEN DIVID ADVANTAGE
   MUN F                       COM      67066V101  $   271   21,430 SH             21,430               1               21,430
BLACKROCK SR HIGH
   INCOME FD                   COM      09255T109  $   262   63,630 SH             63,630               1               63,630
LMP CORPORATE LN FD INC        COM      50208B100  $   253   20,400 SH             20,400               1               20,400
DREYFUS STRATEGIC
   MUNS INC                    COM      261932107  $   252   31,390 SH             31,390               1               31,390
PIONEER MUN HIGH INCOME
   TR SHS                      COM      723763108  $   250   19,250 SH             19,250               1               19,250
PUTNAM MANAGED MUN
   INCOM TR                    COM      746823103  $   249   36,180 SH             36,180               1               36,180
NUVEEN CA SELECT QUALITY
   MUNCOM                      COM      670975101  $   242   18,750 SH             18,750               1               18,750
PIONEER MUN HIGH INC
   ADV TR                      COM      723762100  $   228   18,085 SH             18,085               1               18,085
MARKET VECTORS ETF TR
   HG YLD MUN ETF              ETF      57060U878  $   224    7,910 SH              7,910               1                7,910
MFS MUN INCOME TR SH
   BEN INT                 SH BEN INT   552738106  $   223   34,955 SH             34,955               1               34,955
MFS HIGH INCOME MUN TR
   SH BEN INT              SH BEN INT   59318D104  $   213   45,415 SH             45,415               1               45,415
TEMPLETON EMERG MKTS
   INCOME                      COM      880192109  $   213   12,800 SH             12,800               1               12,800
EATON VANCE CA MUN BD FD       COM      27828A100  $   210   20,370 SH             20,370               1               20,370
INVESCO MUNICIPAL INCOME
   OPPORTUNITIES TRUST         COM      46132X101  $   202   33,520 SH             33,520               1               33,520

NUVEEN PERFORM PLUS
   MUN FD                      COM      67062P108  $   195   14,600 SH             14,600       1                       14,600
INVESCO MUNICIPAL INCOME
   OPPORTUNITIES TRUST         COM      46133A100  $   195   29,717 SH             29,717       1                       29,717
INVESCO MUNICIPAL INCOME
   OPPORTUNITIES TRUST         COM      46133C106  $   190   26,413 SH             26,413       1                       26,413
MFS HIGH YIELD MUN TR
   SH BEN INT              SH BEN INT   59318E102  $   177   41,970 SH             41,970       1                       41,970
NUVEEN INSD CA PREM
   INCOME 2                    COM      67061U108  $   164   13,273 SH             13,273       1                       13,273
NUVEEN PREM INCOME MUN
   FD 4.000% 00/00/00          COM      6706K4105  $   149   12,940 SH             12,940       1                       12,940